Financial risk management (Tables)	12 Months Ended
Jun. 30, 2024
Financial risk management
Schedule of forward foreign currency contracts outstanding at balance sheet date

	2024				2023
	Average	Foreign	Notional	Fair	Average	Foreign	Notional	Fair
	exchange	currency	value	value	exchange	currency	value	value
	rate	€’000	£’000	£’000	rate	€’000	£’000	£’000
Buy Euro	1.104	(187,803)	(170,540)	(8,506)	1.149	(170,817)	(148,709)	(2,112)

Schedule of exposure to material foreign currency risk

	2024		2023
	Euro	US Dollar	Euro	US Dollar
	£’000	£’000	£’000	£’000
Contract assets — accrued revenue	2,322	1,113	3,099	499
Trade receivables	18,992	4,208	8,801	3,730
Cash and cash equivalents	16,009	8,576	22,905	45,914
Derivative financial assets	—	2,297	—	11,258
Trade and other payables	(202,836)	(460)	(150,288)	(3,057)
Borrowings	—	(516,604)	—	(512,788)
Derivative financial liabilities	—	—	—	(64)
	(165,513)	(500,870)	(115,483)	(454,508)

Schedule of gross trade receivables analysed by due date and whether or not impaired

	2024	2023
	£’000	£’000
Neither past due nor impaired	49,537	49,390
Past due, not impaired	15,392	4,080
Not past due, impaired	260	4,296
Past due, impaired	10,725	11,963
Gross trade receivables	75,914	69,729

Schedule of movements on provision for impairment of trade receivables

	2024	2023
	£’000	£’000
Provision as of 1 July	16,259	12,240
Increase/(decrease) in provision recognized in profit or loss during the year	387	(72)
Unused amount reversed – cash received	(111)	(535)
Receivables written off during the year as uncollectible(1)	(12,228)	(127)
Receivables offset against contract liabilities - deferred revenue	6,665	4,724
Foreign exchange gains on retranslation recognized in profit or loss during the year	13	29
Provision as of 30 June	10,985	16,259
(1)	This balance includes receivables immediately written off as part of a contract variation signed with a commercial partner.

Schedule of contractual undiscounted cash flows including interest

	Less than 1	Between 1	Between 2
	year	and 2 years	and 5 years	Over 5 years
	£’000	£’000	£’000	£’000
Trade and other payables excluding social security and other taxes(1)	225,657	113,748	81,937	—
Borrowings	57,665	27,665	567,432	—
Lease liabilities	1,619	1,277	2,930	6,698
	284,941	142,690	652,299	6,698
Non-trading derivative financial instruments(2):
Cash outflow	2,622	2,916	2,969	—
At 30 June 2024	287,563	145,606	655,268	6,698

Trade and other payables excluding social security and other taxes(1)	216,555	84,851	90,720	—
Borrowings	121,835	24,883	394,092	190,177
Lease liabilities	1,965	1,142	2,839	7,700
	340,355	110,876	487,651	197,877
Non-trading derivative financial instruments(2):
Cash outflow	847	531	865	—
Cash inflow	(4,172)	(18)	(113)	—
At 30 June 2023	337,030	111,389	488,403	197,877
(1)	Social security and other taxes are excluded from trade and other payables balance, as this analysis is required only for financial instruments.
(2)	Non-trading derivatives are included at their fair value at the reporting date.

Schedule of net borrowings being hedged at balance sheet date

	2024	2023
	$’000	$’000
USD borrowings	650,000	650,000
Hedged USD cash	(9,500)	(57,500)
Net USD debt	640,500	592,500
Hedged future USD revenues	(172,500)	(52,000)
Unhedged USD borrowings(1)	468,000	540,500
Closing exchange rate	1.2643	1.2716
(1)

A further portion of the profit and loss exposure (within net finance income/costs) on unhedged USD borrowings is naturally offset by the fair value of foreign exchange based embedded derivatives in host Commercial revenue contracts.

Schedule of movements on the hedging reserve

	Future US
	dollar	Interest		Total,		Total,
	revenues	rate swap	Other	before tax	Tax	after tax
	£’000	£’000	£’000	£’000	£’000	£’000
Balance at 1 July 2021	1,340	(5,121)	(77)	(3,858)	(6,578)	(10,436)
Exchange differences on hedged foreign exchange risks	(1,733)	—	300	(1,433)	—	(1,433)
Reclassified to profit or loss	(770)	—	(228)	(998)	—	(998)
Change in fair value	—	7,579	—	7,579	—	7,579
Tax relating to above	—	—	—	—	(1,287)	(1,287)
Movement recognized in other comprehensive income	(2,503)	7,579	72	5,148	(1,287)	3,861
Reclassified	—	—	7,525	7,525	—	7,525
Balance at 30 June 2022	(1,163)	2,458	7,520	8,815	(7,865)	950
Exchange differences on hedged foreign exchange risks	1,004	—	1,084	2,088	—	2,088
Reclassified to profit or loss	287	—	(20)	267	—	267
Change in fair value	—	1,715	—	1,715	—	1,715
Tax relating to above	—	—	—	—	(1,018)	(1,018)
Movement recognized in other comprehensive income	1,291	1,715	1,064	4,070	(1,018)	3,052
Balance at 30 June 2023	128	4,173	8,584	12,885	(8,883)	4,002
Exchange differences on hedged foreign exchange risks	(880)	—	(3,602)	(4,482)	—	(4,482)
Reclassified to profit or loss	332	—	1,654	1,986	—	1,986
Change in fair value	—	(4,173)	—	(4,173)	—	(4,173)
Tax relating to above	—	—	—	—	1,667	1,667
Movement recognized in other comprehensive income	(548)	(4,173)	(1,948)	(6,669)	1,667	(5,002)
Balance at 30 June 2024	(420)	—	6,636	6,216	(7,216)	(1,000)

Schedule of hedging reserve

	At 30 June 2024	At 30 June 2023
	£’000	£’000
Cash flow hedge reserve	(1,882)	2,815
Cost of hedging reserve	882	1,187
Total hedging reserve	(1,000)	4,002